Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Select Portfolios
Entity Central Index Key	0000320351
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Fidelity Advisor International Real Estate Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class A
Trading Symbol	FIRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 120	1.20%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Investors in global real estate securities experienced fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to rate hike concerns but later rallying as hopes for rate cuts in 2024 grew. Market returns were weakened by a broadly stronger U.S. dollar.
•Against this backdrop, stock picks in Japan and the U.K. detracted from the fund's performance versus the benchmark for the fiscal year. By sector, an overweight among real estate development stocks hurt the most.
•The largest individual relative detractor was untimely positioning in Mitsui Fudosan (+56%), a stake we established this period. Outsized exposure to CK Asset Holdings (-30%), one of the fund's largest holdings, and an underweight in Vonovia (+36%) also hurt.
•In contrast, security selection in Asia Pacific ex Japan and Europe ex U.K. contributed to the fund's relative performance. Stock picking in the real estate development industry led the way among relative contributors on a sector basis.
•The top individual relative contributor was timely positioning in Sun Hung Kai Properties (-27%), an investment we established this period. Not owning Wharf Real Estate Investment, an index component that returned -52%, was another plus, as was a non-index stake in Arvida (+26%). This period we decreased our investment in Arvida.
•Notable changes in positioning include increased exposure to France and Australia. By industry, meaningful allocation shifts include decreased exposure to the diversified and integrated telecommunication services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,582 $9,750 $10,675 $11,581 $12,300 $12,511 $16,071 $13,539 $12,002 $12,046 FTSE® EPRA℠/NAREIT® Developed ex North America Index $10,000 $9,831 $10,363 $10,710 $11,550 $12,008 $10,537 $13,594 $11,122 $10,055 $10,502 MSCI EAFE Index $10,000 $9,986 $9,252 $10,918 $11,642 $11,365 $11,197 $14,617 $12,552 $14,692 $16,376 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -5.40% -1.59% 1.88% Class A (without 5.75% sales charge) 0.37% -0.42% 2.48% FTSE® EPRA℠/NAREIT® Developed ex North America Index 4.45% -2.64% 0.49% MSCI EAFE Index 11.46% 7.58% 5.06% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 485,725,289
Holdings Count | shares	77
Advisory Fees Paid, Amount	$ 3,520,499
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$485,725,289
Number of Holdings	77
Total Advisory Fee	$3,520,499
Portfolio Turnover	84%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 34.6 Industrial REITs 15.7 Residential REITs 11.9 Specialized REITs 11.6 Health Care REITs 5.6 Retail REITs 3.6 Household Durables 2.9 Office REITs 2.0 Diversified REITs 1.5 Others 5.2 Common Stocks 94.6 Short-Term Investments and Net Other Assets (Liabilities) 5.4 ASSET ALLOCATION (% of Fund's net assets) Japan 22.6 United Kingdom 13.5 Australia 12.6 United States 11.3 Singapore 8.4 Hong Kong 6.2 Sweden 5.4 France 4.8 Spain 4.1 Others 11.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wing Tai Holdings Ltd 4.6 Prologis Inc 4.2 Nomura Real Estate Holdings Inc 3.7 National Storage REIT unit 3.5 Segro PLC 3.2 Advance Residence Investment Corp 2.9 Daiwa Securities Living Investment Corporation 2.9 Ingenia Communities Group unit 2.8 Arena REIT unit 2.7 CK Asset Holdings Ltd 2.6 33.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Real Estate Investment Portfolio
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Investment Portfolio
Class Name	Fidelity® Real Estate Investment Portfolio
Trading Symbol	FRESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Investment Portfolio for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Investment Portfolio	$ 73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, industry positioning was the primary detractor from the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially an underweight among office real estate investment trusts. Subpar security selection in the telecom tower and retail industries hurt as well.
•The biggest individual relative detractor was an outsized stake in SBA Communications (+1%). This period we decreased our position in the stock, though it was still one of the fund's largest holdings this period. Avoiding Simon Property Group, an index component that gained roughly 30%, proved detrimental to performance as well. A larger-than-index position in Mid-America Apartment Communities (-3%) also hurt.
•In contrast, the primary contributor to performance versus the real estate index was security selection in health care. Solid picks among "other specialized" REITs also boosted the fund's relative performance. Favorable investment choices and an underweight in real estate services helped as well.
•The top individual relative contributor was an outsized stake in Ventas (+16%), one of our largest holdings. Timely positioning in CoStar Group (-7%) and comparatively light exposure to Realty Income (-1%) also proved advantageous.
•Notable changes in positioning include increased exposure to the self storage industry and a lower allocation to hotel & resort REITs.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity® Real Estate Investment Portfolio $10,000 $11,034 $13,682 $13,006 $13,413 $15,062 $14,136 $18,584 $18,171 $16,467 $18,160 MSCI US IMI Real Estate 25/50 Linked Index $10,000 $11,129 $13,457 $12,695 $13,185 $14,621 $12,238 $16,556 $15,854 $14,323 $15,860 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Real Estate Investment Portfolio 10.28% 3.81% 6.15% MSCI US IMI Real Estate 25/50 Linked Index 10.73% 1.64% 4.72% S&P 500® Index 22.15% 15.00% 13.15% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,619,172,869
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 14,405,798
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$2,619,172,869
Number of Holdings	42
Total Advisory Fee	$14,405,798
Portfolio Turnover	34%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 38.2 Residential REITs 17.3 Industrial REITs 15.0 Retail REITs 12.8 Health Care REITs 8.2 Real Estate Management & Development 6.1 Hotel & Resort REITs 1.4 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 11.0 American Tower Corp 9.0 Equinix Inc 6.7 Ventas Inc 5.6 Public Storage Operating Co 5.4 Kimco Realty Corp 4.1 CBRE Group Inc Class A 4.0 NNN REIT Inc 3.6 Digital Realty Trust Inc 3.5 CubeSmart 3.4 56.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Real Estate Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class C
Trading Symbol	FIRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 195	1.95%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Investors in global real estate securities experienced fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to rate hike concerns but later rallying as hopes for rate cuts in 2024 grew. Market returns were weakened by a broadly stronger U.S. dollar.
•Against this backdrop, stock picks in Japan and the U.K. detracted from the fund's performance versus the benchmark for the fiscal year. By sector, an overweight among real estate development stocks hurt the most.
•The largest individual relative detractor was untimely positioning in Mitsui Fudosan (+56%), a stake we established this period. Outsized exposure to CK Asset Holdings (-30%), one of the fund's largest holdings, and an underweight in Vonovia (+36%) also hurt.
•In contrast, security selection in Asia Pacific ex Japan and Europe ex U.K. contributed to the fund's relative performance. Stock picking in the real estate development industry led the way among relative contributors on a sector basis.
•The top individual relative contributor was timely positioning in Sun Hung Kai Properties (-27%), an investment we established this period. Not owning Wharf Real Estate Investment, an index component that returned -52%, was another plus, as was a non-index stake in Arvida (+26%). This period we decreased our investment in Arvida.
•Notable changes in positioning include increased exposure to France and Australia. By industry, meaningful allocation shifts include decreased exposure to the diversified and integrated telecommunication services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class C $10,000 $10,097 $10,191 $11,077 $11,929 $12,593 $12,701 $16,185 $13,531 $11,994 $12,038 FTSE® EPRA℠/NAREIT® Developed ex North America Index $10,000 $9,831 $10,363 $10,710 $11,550 $12,008 $10,537 $13,594 $11,122 $10,055 $10,502 MSCI EAFE Index $10,000 $9,986 $9,252 $10,918 $11,642 $11,365 $11,197 $14,617 $12,552 $14,692 $16,376 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) -1.41% -1.20% 1.87% Class C -0.42% -1.20% 1.87% FTSE® EPRA℠/NAREIT® Developed ex North America Index 4.45% -2.64% 0.49% MSCI EAFE Index 11.46% 7.58% 5.06% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 485,725,289
Holdings Count | shares	77
Advisory Fees Paid, Amount	$ 3,520,499
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$485,725,289
Number of Holdings	77
Total Advisory Fee	$3,520,499
Portfolio Turnover	84%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 34.6 Industrial REITs 15.7 Residential REITs 11.9 Specialized REITs 11.6 Health Care REITs 5.6 Retail REITs 3.6 Household Durables 2.9 Office REITs 2.0 Diversified REITs 1.5 Others 5.2 Common Stocks 94.6 Short-Term Investments and Net Other Assets (Liabilities) 5.4 ASSET ALLOCATION (% of Fund's net assets) Japan 22.6 United Kingdom 13.5 Australia 12.6 United States 11.3 Singapore 8.4 Hong Kong 6.2 Sweden 5.4 France 4.8 Spain 4.1 Others 11.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wing Tai Holdings Ltd 4.6 Prologis Inc 4.2 Nomura Real Estate Holdings Inc 3.7 National Storage REIT unit 3.5 Segro PLC 3.2 Advance Residence Investment Corp 2.9 Daiwa Securities Living Investment Corporation 2.9 Ingenia Communities Group unit 2.8 Arena REIT unit 2.7 CK Asset Holdings Ltd 2.6 33.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity International Real Estate Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity® International Real Estate Fund
Trading Symbol	FIREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Real Estate Fund	$ 95	0.94%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Investors in global real estate securities experienced fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to rate hike concerns but later rallying as hopes for rate cuts in 2024 grew. Market returns were weakened by a broadly stronger U.S. dollar.
•Against this backdrop, stock picks in Japan and the U.K. detracted from the fund's performance versus the benchmark for the fiscal year. By sector, an overweight among real estate development stocks hurt the most.
•The largest individual relative detractor was untimely positioning in Mitsui Fudosan (+56%), a stake we established this period. Outsized exposure to CK Asset Holdings (-30%), one of the fund's largest holdings, and an underweight in Vonovia (+36%) also hurt.
•In contrast, security selection in Asia Pacific ex Japan and Europe ex U.K. contributed to the fund's relative performance. Stock picking in the real estate development industry led the way among relative contributors on a sector basis.
•The top individual relative contributor was timely positioning in Sun Hung Kai Properties (-27%), an investment we established this period. Not owning Wharf Real Estate Investment, an index component that returned -52%, was another plus, as was a non-index stake in Arvida (+26%). This period we decreased our investment in Arvida.
•Notable changes in positioning include increased exposure to France and Australia. By industry, meaningful allocation shifts include decreased exposure to the diversified and integrated telecommunication services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity® International Real Estate Fund $10,000 $10,195 $10,392 $11,404 $12,412 $13,218 $13,480 $17,367 $14,675 $13,033 $13,112 FTSE® EPRA℠/NAREIT® Developed ex North America Index $10,000 $9,831 $10,363 $10,710 $11,550 $12,008 $10,537 $13,594 $11,122 $10,055 $10,502 MSCI EAFE Index $10,000 $9,986 $9,252 $10,918 $11,642 $11,365 $11,197 $14,617 $12,552 $14,692 $16,376 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® International Real Estate Fund 0.60% -0.16% 2.75% FTSE® EPRA℠/NAREIT® Developed ex North America Index 4.45% -2.64% 0.49% MSCI EAFE Index 11.46% 7.58% 5.06% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 485,725,289
Holdings Count | shares	77
Advisory Fees Paid, Amount	$ 3,520,499
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$485,725,289
Number of Holdings	77
Total Advisory Fee	$3,520,499
Portfolio Turnover	84%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 34.6 Industrial REITs 15.7 Residential REITs 11.9 Specialized REITs 11.6 Health Care REITs 5.6 Retail REITs 3.6 Household Durables 2.9 Office REITs 2.0 Diversified REITs 1.5 Others 5.2 Common Stocks 94.6 Short-Term Investments and Net Other Assets (Liabilities) 5.4 ASSET ALLOCATION (% of Fund's net assets) Japan 22.6 United Kingdom 13.5 Australia 12.6 United States 11.3 Singapore 8.4 Hong Kong 6.2 Sweden 5.4 France 4.8 Spain 4.1 Others 11.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wing Tai Holdings Ltd 4.6 Prologis Inc 4.2 Nomura Real Estate Holdings Inc 3.7 National Storage REIT unit 3.5 Segro PLC 3.2 Advance Residence Investment Corp 2.9 Daiwa Securities Living Investment Corporation 2.9 Ingenia Communities Group unit 2.8 Arena REIT unit 2.7 CK Asset Holdings Ltd 2.6 33.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Real Estate Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class I
Trading Symbol	FIRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 91	0.91%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Investors in global real estate securities experienced fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to rate hike concerns but later rallying as hopes for rate cuts in 2024 grew. Market returns were weakened by a broadly stronger U.S. dollar.
•Against this backdrop, stock picks in Japan and the U.K. detracted from the fund's performance versus the benchmark for the fiscal year. By sector, an overweight among real estate development stocks hurt the most.
•The largest individual relative detractor was untimely positioning in Mitsui Fudosan (+56%), a stake we established this period. Outsized exposure to CK Asset Holdings (-30%), one of the fund's largest holdings, and an underweight in Vonovia (+36%) also hurt.
•In contrast, security selection in Asia Pacific ex Japan and Europe ex U.K. contributed to the fund's relative performance. Stock picking in the real estate development industry led the way among relative contributors on a sector basis.
•The top individual relative contributor was timely positioning in Sun Hung Kai Properties (-27%), an investment we established this period. Not owning Wharf Real Estate Investment, an index component that returned -52%, was another plus, as was a non-index stake in Arvida (+26%). This period we decreased our investment in Arvida.
•Notable changes in positioning include increased exposure to France and Australia. By industry, meaningful allocation shifts include decreased exposure to the diversified and integrated telecommunication services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class I $10,000 $10,201 $10,421 $11,451 $12,468 $13,292 $13,569 $17,482 $14,780 $13,132 $13,216 FTSE® EPRA℠/NAREIT® Developed ex North America Index $10,000 $9,831 $10,363 $10,710 $11,550 $12,008 $10,537 $13,594 $11,122 $10,055 $10,502 MSCI EAFE Index $10,000 $9,986 $9,252 $10,918 $11,642 $11,365 $11,197 $14,617 $12,552 $14,692 $16,376 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 0.64% -0.11% 2.83% FTSE® EPRA℠/NAREIT® Developed ex North America Index 4.45% -2.64% 0.49% MSCI EAFE Index 11.46% 7.58% 5.06% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 485,725,289
Holdings Count | shares	77
Advisory Fees Paid, Amount	$ 3,520,499
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$485,725,289
Number of Holdings	77
Total Advisory Fee	$3,520,499
Portfolio Turnover	84%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 34.6 Industrial REITs 15.7 Residential REITs 11.9 Specialized REITs 11.6 Health Care REITs 5.6 Retail REITs 3.6 Household Durables 2.9 Office REITs 2.0 Diversified REITs 1.5 Others 5.2 Common Stocks 94.6 Short-Term Investments and Net Other Assets (Liabilities) 5.4 ASSET ALLOCATION (% of Fund's net assets) Japan 22.6 United Kingdom 13.5 Australia 12.6 United States 11.3 Singapore 8.4 Hong Kong 6.2 Sweden 5.4 France 4.8 Spain 4.1 Others 11.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wing Tai Holdings Ltd 4.6 Prologis Inc 4.2 Nomura Real Estate Holdings Inc 3.7 National Storage REIT unit 3.5 Segro PLC 3.2 Advance Residence Investment Corp 2.9 Daiwa Securities Living Investment Corporation 2.9 Ingenia Communities Group unit 2.8 Arena REIT unit 2.7 CK Asset Holdings Ltd 2.6 33.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Real Estate Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class Z
Trading Symbol	FIKLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 79	0.79%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Investors in global real estate securities experienced fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to rate hike concerns but later rallying as hopes for rate cuts in 2024 grew. Market returns were weakened by a broadly stronger U.S. dollar.
•Against this backdrop, stock picks in Japan and the U.K. detracted from the fund's performance versus the benchmark for the fiscal year. By sector, an overweight among real estate development stocks hurt the most.
•The largest individual relative detractor was untimely positioning in Mitsui Fudosan (+56%), a stake we established this period. Outsized exposure to CK Asset Holdings (-30%), one of the fund's largest holdings, and an underweight in Vonovia (+36%) also hurt.
•In contrast, security selection in Asia Pacific ex Japan and Europe ex U.K. contributed to the fund's relative performance. Stock picking in the real estate development industry led the way among relative contributors on a sector basis.
•The top individual relative contributor was timely positioning in Sun Hung Kai Properties (-27%), an investment we established this period. Not owning Wharf Real Estate Investment, an index component that returned -52%, was another plus, as was a non-index stake in Arvida (+26%). This period we decreased our investment in Arvida.
•Notable changes in positioning include increased exposure to France and Australia. By industry, meaningful allocation shifts include decreased exposure to the diversified and integrated telecommunication services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2024. Initial investment of $10,000. Class Z $10,000 $10,977 $11,210 $14,459 $12,239 $10,892 $10,977 FTSE® EPRA℠/NAREIT® Developed ex North America Index $10,000 $10,809 $9,486 $12,237 $10,013 $9,052 $9,454 MSCI EAFE Index $10,000 $9,930 $9,782 $12,771 $10,966 $12,836 $14,307 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 0.78% 0.00% 1.61% FTSE® EPRA℠/NAREIT® Developed ex North America Index 4.45% -2.64% -0.96% MSCI EAFE Index 11.46% 7.58% 6.33% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 485,725,289
Holdings Count | shares	77
Advisory Fees Paid, Amount	$ 3,520,499
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$485,725,289
Number of Holdings	77
Total Advisory Fee	$3,520,499
Portfolio Turnover	84%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 34.6 Industrial REITs 15.7 Residential REITs 11.9 Specialized REITs 11.6 Health Care REITs 5.6 Retail REITs 3.6 Household Durables 2.9 Office REITs 2.0 Diversified REITs 1.5 Others 5.2 Common Stocks 94.6 Short-Term Investments and Net Other Assets (Liabilities) 5.4 ASSET ALLOCATION (% of Fund's net assets) Japan 22.6 United Kingdom 13.5 Australia 12.6 United States 11.3 Singapore 8.4 Hong Kong 6.2 Sweden 5.4 France 4.8 Spain 4.1 Others 11.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wing Tai Holdings Ltd 4.6 Prologis Inc 4.2 Nomura Real Estate Holdings Inc 3.7 National Storage REIT unit 3.5 Segro PLC 3.2 Advance Residence Investment Corp 2.9 Daiwa Securities Living Investment Corporation 2.9 Ingenia Communities Group unit 2.8 Arena REIT unit 2.7 CK Asset Holdings Ltd 2.6 33.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor International Real Estate Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® International Real Estate Fund
Class Name	Fidelity Advisor® International Real Estate Fund Class M
Trading Symbol	FIRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Real Estate Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 145	1.45%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Investors in global real estate securities experienced fluctuating market conditions throughout the 12 months ending July 31, 2024, initially declining due to rate hike concerns but later rallying as hopes for rate cuts in 2024 grew. Market returns were weakened by a broadly stronger U.S. dollar.
•Against this backdrop, stock picks in Japan and the U.K. detracted from the fund's performance versus the benchmark for the fiscal year. By sector, an overweight among real estate development stocks hurt the most.
•The largest individual relative detractor was untimely positioning in Mitsui Fudosan (+56%), a stake we established this period. Outsized exposure to CK Asset Holdings (-30%), one of the fund's largest holdings, and an underweight in Vonovia (+36%) also hurt.
•In contrast, security selection in Asia Pacific ex Japan and Europe ex U.K. contributed to the fund's relative performance. Stock picking in the real estate development industry led the way among relative contributors on a sector basis.
•The top individual relative contributor was timely positioning in Sun Hung Kai Properties (-27%), an investment we established this period. Not owning Wharf Real Estate Investment, an index component that returned -52%, was another plus, as was a non-index stake in Arvida (+26%). This period we decreased our investment in Arvida.
•Notable changes in positioning include increased exposure to France and Australia. By industry, meaningful allocation shifts include decreased exposure to the diversified and integrated telecommunication services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,794 $9,934 $10,835 $11,722 $12,409 $12,584 $16,118 $13,538 $11,968 $11,985 FTSE® EPRA℠/NAREIT® Developed ex North America Index $10,000 $9,831 $10,363 $10,710 $11,550 $12,008 $10,537 $13,594 $11,122 $10,055 $10,502 MSCI EAFE Index $10,000 $9,986 $9,252 $10,918 $11,642 $11,365 $11,197 $14,617 $12,552 $14,692 $16,376 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) -3.36% -1.40% 1.83% Class M (without 3.50% sales charge) 0.15% -0.69% 2.19% FTSE® EPRA℠/NAREIT® Developed ex North America Index 4.45% -2.64% 0.49% MSCI EAFE Index 11.46% 7.58% 5.06% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 485,725,289
Holdings Count | shares	77
Advisory Fees Paid, Amount	$ 3,520,499
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$485,725,289
Number of Holdings	77
Total Advisory Fee	$3,520,499
Portfolio Turnover	84%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Real Estate Management & Development 34.6 Industrial REITs 15.7 Residential REITs 11.9 Specialized REITs 11.6 Health Care REITs 5.6 Retail REITs 3.6 Household Durables 2.9 Office REITs 2.0 Diversified REITs 1.5 Others 5.2 Common Stocks 94.6 Short-Term Investments and Net Other Assets (Liabilities) 5.4 ASSET ALLOCATION (% of Fund's net assets) Japan 22.6 United Kingdom 13.5 Australia 12.6 United States 11.3 Singapore 8.4 Hong Kong 6.2 Sweden 5.4 France 4.8 Spain 4.1 Others 11.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wing Tai Holdings Ltd 4.6 Prologis Inc 4.2 Nomura Real Estate Holdings Inc 3.7 National Storage REIT unit 3.5 Segro PLC 3.2 Advance Residence Investment Corp 2.9 Daiwa Securities Living Investment Corporation 2.9 Ingenia Communities Group unit 2.8 Arena REIT unit 2.7 CK Asset Holdings Ltd 2.6 33.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.
The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Adviser [Text Block]	The fund's sub-advisory agreement with FIL Investments (Japan) Limited was not renewed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec